Expense Example {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Investor PRO-11 - Overseas Portfolio - VIP Overseas Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073